Summary of Significant Accounting Policies - Summary of Restatement and Error Corrections in Financial Statements (Detail) - USD ($)	Mar. 31, 2021	Mar. 02, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	$ 73,121,333		$ 186,669
Class A common stock subject to possible redemption	613,509,327
Additional paid-in capital	10,753,401
Accumulated deficit	(5,757,119)		$ (5,000)
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock, $0.0001 par value	$ 765
Reclassification of Warrants as Derivative Liabilities [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability		$ 47,489,666
Total liabilities		72,100,148
Additional paid-in capital		9,666,842
Accumulated deficit		(4,670,591)
Reclassification of Warrants as Derivative Liabilities [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		614,644,014
Class A common stock, $0.0001 par value		800
Reclassification of Warrants as Derivative Liabilities [Member] | As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities		24,610,482
Additional paid-in capital		5,007,452
Accumulated deficit		(10,679)
Reclassification of Warrants as Derivative Liabilities [Member] | As Reported [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		662,133,680
Class A common stock, $0.0001 par value		279
Reclassification of Warrants as Derivative Liabilities [Member] | Difference [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability		47,489,666
Total liabilities		47,489,666
Additional paid-in capital		4,659,390
Accumulated deficit		(4,659,912)
Reclassification of Warrants as Derivative Liabilities [Member] | Difference [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		(47,489,666)
Class A common stock, $0.0001 par value		$ 521